Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018		Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 27,615		¥ 26,581
Derivative liabilities, Fair value	17,990		19,798
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	278,850		243,197
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,759		4,391
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	55		71
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	19,569		8,258
Derivative assets, Fair value	272		233
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	165		176
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	566,583		745,481
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,149		8,021
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	11,445		6,373
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	271,365	[1]	565,981	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,298	[1]	800	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,612	[1]	5,973	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	70,156		74,482
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,220		1,677
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	422		4,545
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	396,503		280,266
Derivative assets, Fair value	0		0
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	372,138	[1]	224,064	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	701	[1]	1,071	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	7,025	[1]	5,804	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	5,459		6,942
Derivative assets, Fair value	0		0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 108		¥ 159

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥40,275 million, futures contracts of ¥38,094 million and foreign exchange contracts of ¥12,140 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2018, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥844 million, ¥182 million and ¥90 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥318 million and ¥15 million at March 31, 2018, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.